Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 10, 2024
Balance (in Shares) at Mar. 10, 2024
Issuance of Class B Ordinary Shares to Sponsor		$ 606	24,394		25,000
Issuance of Class B Ordinary Shares to Sponsor (in Shares)		6,060,811
Accretion of Class A Ordinary Shares to redemption amount			(6,943,752)	(9,736,597)	(16,680,349)
Sale of 5,000,000 Private Placement Warrants			5,000,000		5,000,000
Fair value of Public Warrants at issuance			2,080,000		2,080,000
Allocated value of transaction costs to Warrants			(160,642)		(160,642)
Forfeiture of Class B Ordinary Shares from Sponsor		$ (44)		44
Forfeiture of Class B Ordinary Shares from Sponsor (in Shares)		(439,189)
Net income				4,209,339	4,209,339
Balance at Dec. 31, 2024		$ 562		(5,527,214)	(5,526,652)
Balance (in Shares) at Dec. 31, 2024		5,621,622
Accretion of Class A Ordinary Shares to redemption amount				(1,736,734)	(1,736,734)
Net income				1,579,993	1,579,993
Balance at Mar. 31, 2025		$ 562		(5,683,955)	(5,683,393)
Balance (in Shares) at Mar. 31, 2025		5,621,622
Balance at Dec. 31, 2024		$ 562		(5,527,214)	(5,526,652)
Balance (in Shares) at Dec. 31, 2024		5,621,622
Capital contribution from Everli for Trust extension
Net income					3,136,231
Balance at Jun. 30, 2025		$ 562		(5,914,643)	(5,914,081)
Balance (in Shares) at Jun. 30, 2025		5,621,622
Balance at Dec. 31, 2024		$ 562		(5,527,214)	(5,526,652)
Balance (in Shares) at Dec. 31, 2024		5,621,622
Accretion of Class A Ordinary Shares to redemption amount				(6,998,961)	(6,998,961)
Net income				5,539,430	5,539,430
Balance at Dec. 31, 2025		$ 562		(6,986,745)	(6,986,183)
Balance (in Shares) at Dec. 31, 2025		5,621,622
Balance at Mar. 31, 2025		$ 562		(5,683,955)	(5,683,393)
Balance (in Shares) at Mar. 31, 2025		5,621,622
Accretion of Class A Ordinary Shares to redemption amount				(1,786,926)	(1,786,926)
Net income				1,556,238	1,556,238
Balance at Jun. 30, 2025		$ 562		(5,914,643)	(5,914,081)
Balance (in Shares) at Jun. 30, 2025		5,621,622
Balance at Dec. 31, 2025		$ 562		(6,986,745)	(6,986,183)
Balance (in Shares) at Dec. 31, 2025		5,621,622
Accretion of Class A Ordinary Shares to redemption amount				(1,513,878)	(1,513,878)
Net income				778,261	778,261
Balance at Mar. 31, 2026		$ 562		(7,722,362)	(7,721,800)
Balance (in Shares) at Mar. 31, 2026		5,621,622
Balance at Dec. 31, 2025		$ 562		(6,986,745)	(6,986,183)
Balance (in Shares) at Dec. 31, 2025		5,621,622
Capital contribution from Everli for Trust extension					78,478
Net income					1,498,431
Balance at Jun. 30, 2026	$ 562			(3,482,393)	(3,481,831)
Balance (in Shares) at Jun. 30, 2026	5,621,621	1
Balance at Mar. 31, 2026		$ 562		(7,722,362)	(7,721,800)
Balance (in Shares) at Mar. 31, 2026		5,621,622
Conversion of Class B Ordinary Shares to Class A Ordinary Shares	$ 562	$ (562)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)	5,621,621	(5,621,621)
Reversal of allocated value of transaction costs to Public Warrants and Private Placement Warrants				68,669	68,669
Capital contribution from Everli for Trust extension			78,478		78,478
Accretion of Class A Ordinary Shares to redemption amount			(78,478)	3,451,130	3,372,652
Net income				720,170	720,170
Balance at Jun. 30, 2026	$ 562			$ (3,482,393)	$ (3,481,831)
Balance (in Shares) at Jun. 30, 2026	5,621,621	1